May 3, 2004



VIA EDGAR


The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549-0506

Subject:  GE Capital Life Assurance Company of New York
          GE Capital Life Separate Account II
          SEC File Nos. 333-106511; 811-08475
          CIK No. 0001044035

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Capital Life Assurance Company (the "Company") and GE Capital Life Separate Account II (the "Separate Account"), we certify that the form of the prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940 to the Registration Statement which was filed electronically and became effective April 30, 2004.

Please contact the undersigned at (804) 281-6910 with any questions regarding this filing.

Sincerely,

/s/ Heather Harker

Heather Harker
Vice President and Associate General Counsel